Combined Balance Sheets - USD ($) $ in Millions	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and equivalents	$ 193.2	$ 0.0
Trade accounts receivable, less allowance for doubtful accounts of $17.9 and $17.9, respectively	456.4	459.8	$ 463.1
Inventories:
Finished goods	176.5	166.8
Work in process	31.7	34.3
Raw materials	70.2	77.6
Inventories	278.4	278.7	275.7
Prepaid expenses and other current assets	50.5	48.3	55.7
Total current assets	978.5	786.8	794.5
Property, plant and equipment, net	283.1	261.6	231.2
Other long-term assets	282.5	77.4	81.2
Goodwill	3,283.2	3,325.5	3,370.0
Other intangible assets, net	1,291.1	1,390.3	1,515.9
Total assets	6,118.4	5,841.6	5,992.8
Current liabilities:
Short-term debt	7.5	0.0
Trade accounts payable	181.4	217.4	222.4
Accrued expenses and other liabilities	571.8	423.6	405.8
Total current liabilities	760.7	641.0	628.2
Other long-term liabilities	539.2	374.2	370.0
Long-term debt	1,304.5	0.0
Parent’s equity:
Preferred stock, without par value, 15.0 million shares authorized; no shares issued or outstanding at September 27, 2019 and December 31, 2018	0.0	0.0
Common stock - $0.01 par value, 500.0 million shares authorized; 158.7 million shares issued and outstanding at September 27, 2019; 100 shares issued and outstanding at December 31, 2018	1.6	0.0
Additional paid-in capital	3,613.6	0.0
Retained earnings	37.0	0.0
Net Parent investment	0.0	4,901.3	4,989.9
Accumulated other comprehensive income (loss)	(140.9)	(78.2)	0.6
Total Parent’s equity	3,511.3	4,823.1	4,990.5
Noncontrolling interests	2.7	3.3	4.1
Total equity	3,514.0	4,826.4	4,994.6
Total liabilities and equity	$ 6,118.4	$ 5,841.6	$ 5,992.8